Loans - Schedule of Net Interest Income After Provision for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Net Interest Expense Income [abstract]
Interest income	$ 20,697	$ 17,505	$ 13,593
Interest expense	10,146	7,440	4,616
Net interest income	10,551	10,065	8,977
Provision for credit losses	1,286	870	829
Net interest income after provision for credit losses	$ 9,265	$ 9,195	$ 8,148